SHAREHOLDERS' EQUITY (Schedule of RSUs/PSUs) (Details) shares in Thousands	12 Months Ended
Dec. 31, 2018 $ / shares shares
RSU [Member]
Number of RSUs/PSU
Outstanding at January 1, 2018 | shares	812
Granted | shares	603
Vested | shares	(360)
Forfeited | shares	(110)
Non-vested at December 31, 2018 | shares	945
Weighted average grant-date fair value
Outstanding at January 1, 2018 | $ / shares	$ 8.08
Granted | $ / shares	9.73
Vested | $ / shares	8.83
Forfeited | $ / shares	7.57
Non-vested at December 31, 2018 | $ / shares	$ 8.90
PSU [Member]
Number of RSUs/PSU
Outstanding at January 1, 2018 | shares	40
Granted | shares	370
Vested | shares
Forfeited | shares	(18)
Non-vested at December 31, 2018 | shares	392
Weighted average grant-date fair value
Outstanding at January 1, 2018 | $ / shares	$ 6.82
Granted | $ / shares	10.06
Vested | $ / shares
Forfeited | $ / shares	7.45
Non-vested at December 31, 2018 | $ / shares	$ 9.85